Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 34	$ 715	$ 4,171
Exploration costs	4,316	2,348	9,115
Development costs	189,992	61,441	132,289
Total costs incurred	194,342	64,504	145,575
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Exploration costs	237	141	771
Total costs incurred	237	141	771
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	34	715	4,171
Exploration costs	4,553	2,489	9,886
Development costs	189,992	61,441	132,289
Total costs incurred	$ 194,579	$ 64,645	$ 146,346